SHAREHOLDERS' EQUITY (Schedule of Share Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of share options
Outstanding as of beginning of year	2,278,089	5,878,270	7,537,219
Granted		207,890	100,000
Exercised	(1,611,489)	(3,649,754)	(1,620,056)
Terminated	(77,292)	(97,063)	(26,777)
Forfeited	(9,123)	(61,254)	(112,116)
Outstanding as of end of year	580,185	2,278,089	5,878,270
Options exercisable as of end of year	459,662	1,606,983	2,606,704
Weighted average exercise price
Outstanding as of beginning of year	$ 9.92	$ 6.84	$ 6.37
Granted	0.00	12.19	16.92
Exercised	9.27	4.82	4.94
Terminated	25.89	21.34	22.28
Forfeited	8.06	7.25	8.30
Outstanding as of end of year	9.64	9.92	6.84
Options exercisable as of end of year	$ 8.51	$ 10.19	$ 8.93